BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES - Consumer Price Index (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 $ / $	Dec. 31, 2024 $ / $	Sep. 30, 2024 $ / $	Sep. 30, 2025 $ / $	Sep. 30, 2024 $ / $	Sep. 30, 2025 $ / $	Sep. 30, 2024 $ / $	Dec. 31, 2024 $ / $
Variation in Prices
National Consumer Price Index						9,384.1	7,122.2	7,694
Banco Nacin US$/$ exchange rate	1,380	1,032	970.5	1,380	970.5	1,380	970.5	1,032
Commodity price risk
Variation in Prices
Variation in prices (as a percent)	31.80%	117.80%	209.00%	6.00%	12.10%	22.00%	101.60%
Currency risk
Variation in Prices
Variation in the exchange rate (as a percent)	42.20%	27.70%	177.30%	14.50%	6.40%	33.70%	20.00%